Expense Example {- Fidelity® Series International Small Cap Fund} - 10.31 Fidelity Series International Funds Series Combo PRO-12 - Fidelity® Series International Small Cap Fund - Fidelity Series International Small Cap Fund-Default
Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 2
3 years	6
5 years	11
10 years	$ 26